Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.5%
Penn Series Flexibly Managed Fund*	32,644	$3,481,468
Penn Series Index 500 Fund*	68,390	3,474,899
Penn Series Large Core Value Fund*	12,894	440,571
Penn Series Mid Core Value Fund*	22,678	881,939
Penn Series Real Estate Securities Fund*	25,756	883,705
TOTAL AFFILIATED EQUITY FUNDS (Cost $7,520,465)		9,162,582

AFFILIATED FIXED INCOME FUNDS — 75.5%
Penn Series High Yield Bond Fund*	114,166	2,183,990
Penn Series Limited Maturity Bond Fund*	357,904	5,254,035
Penn Series Quality Bond Fund*	1,573,334	26,306,153
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $32,518,399)		33,744,178

AFFILIATED INTERNATIONAL EQUITY FUNDS — 1.9%
Penn Series Developed International Index Fund* (Cost $740,519)	44,048	851,894

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $60,543)	60,543	60,543
TOTAL INVESTMENTS — 98.0% (Cost $40,839,926)		$43,819,197
Other Assets & Liabilities — 2.0%		878,355
TOTAL NET ASSETS — 100.0%		$44,697,552

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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